Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2018
Valuation and Qualifying Accounts [Abstract]
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

Description	Millions of yen
	Year Ended March 31, 2016
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥392	¥0	¥0	¥(237)	¥1	¥156

Total	¥392	¥0	¥0	¥(237)	¥1	¥156

Description	Millions of yen
	Year Ended March 31, 2017
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥156	¥0	¥86	¥(91)	¥(7)	¥144

Total	¥156	¥0	¥86	¥(91)	¥(7)	¥144

Description	Millions of yen
	Year Ended March 31, 2018
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥144	¥0	¥2,159	¥(182)	¥30	¥2,151

Total	¥144	¥0	¥2,159	¥(182)	¥30	¥2,151

Description	Millions of yen
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets: Valuation allowance
Year ended March 31, 2016	¥50,515	¥419	¥2,936	¥(4,622)	¥(6,028)	¥43,220
Year ended March 31, 2017	¥43,220	¥1,606	¥2,043	¥(2,104)	¥(1,278)	¥43,487
Year ended March 31, 2018	¥43,487	¥0	¥1,451	¥(30,295)	¥33	¥14,676

*1	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥4,179 million in fiscal 2016, ¥1,639 million in fiscal 2017 and ¥8,303 million in fiscal 2018.
*2	The amount of other includes translation adjustment and the effect of changes in statutory tax rate and the effect of the amendment to tax loss carryforward rules.